CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	Mar. 31, 2022	Mar. 31, 2021
Ordinary Shares Class A
Disclosure of classes of share capital [line items]
Par value	$ 0.0001	$ 0.0001
Number of shares authorised	492,000,000	492,000,000
Number of shares issued	3,032,792	2,223,083
Number of shares outstanding	3,032,792	2,223,083
Ordinary Shares Class B
Disclosure of classes of share capital [line items]
Par value	$ 0.0001	$ 0.0001
Number of shares authorised	8,000,000	8,000,000
Number of shares issued	6,943,759	6,999,939
Number of shares outstanding	6,943,759	6,999,939